CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 67.0%		Par	Value
Finance and Insurance - 6.3%
Brookfield Finance, Inc., 4.00%, 04/01/2024		106,000	$105,525
Fairfax US, Inc., 4.88%, 08/13/2024 (a)		1,400,000	1,397,741
Fidelity National Information Services, Inc., 0.60%, 03/01/2024		2,547,000	2,524,925
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 09/15/2024		1,767,000	1,757,303
Novedo Holding AB, 10.65% (3 Month STIBOR + 6.50%), 11/26/2024 (b)	SEK	6,250,000	576,291
			6,361,785

Information - 11.1%
Calligo UK Ltd., 12.43% (3 Month EURIBOR + 8.50%), 12/29/2024 (b)	EUR	400,000	306,897
Fox Corp., 4.03%, 01/25/2024		2,250,000	2,247,340
Lithium Midco II Ltd., 10.72% (3 Month EURIBOR + 6.75%), 07/09/2025 (b)	EUR	1,773,000	1,898,580
OpNet S.p.A., 10.97% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)(b)	EUR	2,108,000	2,341,667
Sprint LLC, 7.13%, 06/15/2024		1,805,000	1,814,023
TD SYNNEX Corp., 1.25%, 08/09/2024		877,000	855,344
WarnerMedia Holdings, Inc., 3.43%, 03/15/2024		1,677,000	1,668,277
			11,132,128

Manufacturing - 24.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024		1,859,000	1,857,326
Cannabist Co. Holdings, Inc.
13.00%, 05/14/2024		355,000	353,133
9.50%, 02/03/2026		2,016,000	1,703,520
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/2025 (a)		2,374,000	2,364,160
CNH Industrial Capital LLC, 4.20%, 01/15/2024		2,233,000	2,231,337
Conagra Brands, Inc., 4.30%, 05/01/2024		1,800,000	1,790,770
Eastman Chemical Co., 7.25%, 01/15/2024		2,725,000	2,726,184
Elkem ASA, 6.29% (3 Month NIBOR + 1.55%), 08/31/2028 (b)	NOK	25,000,000	2,467,956
General Motors Financial Co., Inc., 5.10%, 01/17/2024		1,414,000	1,413,509
Graphic Packaging International LLC, 0.82%, 04/15/2024 (a)		1,300,000	1,282,741
Microchip Technology, Inc., 0.97%, 02/15/2024		3,015,000	2,997,161
Qorvo, Inc., 1.75%, 12/15/2024		1,400,000	1,342,796
Tapestry, Inc., 7.05%, 11/27/2025		2,000,000	2,047,006
			24,577,599

Mining, Quarrying, and Oil and Gas Extraction - 11.8%
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (a)		2,454,000	2,452,270
Glencore Funding LLC, 4.63%, 04/29/2024 (a)		2,579,000	2,568,459
Mime Petroleum AS, 9.75%, 09/17/2025		711,747	669,042
NGL Energy Partners LP / NGL Energy Finance Corp., 6.13%, 03/01/2025		2,350,000	2,347,130
PDC Energy, Inc., 5.75%, 05/15/2026		2,702,000	2,698,996
Vital Energy, Inc., 9.50%, 01/15/2025		1,125,000	1,126,184
			11,862,081

Professional, Scientific, and Technical Services - 4.4%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		827,000	834,251
Interpublic Group of Companies, Inc., 4.20%, 04/15/2024		2,361,000	2,347,997
Teledyne Technologies, Inc., 0.95%, 04/01/2024		1,250,000	1,235,870
			4,418,118

Real Estate and Rental and Leasing - 5.5%
American Tower Corp., 5.00%, 02/15/2024		2,213,000	2,210,367
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)		937,500	926,812
Triton Container International Ltd., 1.15%, 06/07/2024 (a)		2,395,000	2,337,374
			5,474,553

Transportation and Warehousing - 1.8%
Kinder Morgan Energy Partners LP, 4.15%, 02/01/2024		1,845,000	1,842,272

Utilities - 1.6%
Monongahela Power Co., 4.10%, 04/15/2024 (a)		1,567,000	1,556,585
TOTAL CORPORATE BONDS (Cost $67,479,322)			67,225,121

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%		Par	Value
Finance and Insurance - 9.8%
BX Commercial Mortgage Trust, Series 2021-SOAR, Class B, 6.35% (1 Month SOFR + 0.98%), 06/15/2038 (a)(d)		1,219,924	1,197,414
BX Trust
Series 2019-XL, Class A, 6.40% (1 Month SOFR + 1.03%), 10/15/2036 (a)(d)		494,240	493,112
Series 2021-VOLT, Class C, 6.58% (1 Month SOFR + 1.21%), 09/15/2036 (a)(d)		2,424,000	2,339,543
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 7.11% (1 Month SOFR + 1.50%), 12/15/2037 (a)(d)		930,000	921,591
Cold Storage Trust, Series 2020-ICE5, Class D, 7.57% (1 Month SOFR + 2.21%), 11/15/2037 (a)(d)		1,058,681	1,047,424
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 7.01% (1 Month SOFR + 1.65%), 05/15/2036 (a)(d)		2,796,044	2,787,613
Life 2022-BMR Mortgage Trust, Series 2022-BMR2, Class A1, 6.66% (1 Month SOFR + 1.30%), 05/15/2039 (a)(d)		900,000	881,107
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.71% (1 Month SOFR + 1.35%), 01/15/2039 (a)(d)		114,000	111,310
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,737,815)			9,779,114

ASSET-BACKED SECURITIES - 9.3%		Par	Value
Agriculture, Forestry, Fishing and Hunting - 0.2%
ARM Master Trust LLC, Series 2023-T1, Class A, 6.56%, 02/17/2025 (a)		205,000	204,911

Finance and Insurance - 3.4%
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		1,773,670	1,570,102
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/2029 (a)		135,432	134,102
MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.57%, 09/09/2025 (a)		1,723,723	1,722,590
			3,426,794

Manufacturing - 0.2%
Daimler Trucks Retail Trust, Series 2022-1, Class A2, 5.07%, 09/16/2024		170,073	170,346

Transportation and Warehousing - 5.5%
Delta Air Lines, Inc., Series 2019-1, 3.20%, 04/25/2024		2,500,000	2,480,230
LAD Auto Receivables Trust
Series 2023-1A, Class A2, 5.68%, 10/15/2026 (a)		472,252	471,775
Series 2023-3A, Class A2, 6.09%, 06/15/2026 (a)		2,541,150	2,547,437
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/2028 (a)		47,181	46,913
			5,546,355
TOTAL ASSET-BACKED SECURITIES (Cost $9,353,339)			9,348,406

CONVERTIBLE BONDS - 2.9%		Par	Value
Information - 2.9%
DocuSign, Inc., 0.00%, 01/15/2024 (e)		1,954,000	1,954,045
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		1,089,000	925,650
TOTAL CONVERTIBLE BONDS (Cost $3,038,441)			2,879,695

BANK LOANS - 2.6%		Par	Value
Arts, Entertainment, and Recreation - 2.6%
NAI Entertainment Holdings LLC, 8.47% (1 Month SOFR + 5.00%), 05/08/2025 (b)		2,598,424	2,586,510
TOTAL BANK LOANS (Cost $2,540,693)			2,586,510

WARRANTS - 0.0%(f)		Contracts	Value
Information - 0.0%(f)
Leafly Holdings, Inc., Expires November 07, 2026, Exercise Price $11.50(g)		5,553	87
TOTAL WARRANTS (Cost $0)			87

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) - 0.0%(f)		Shares	Value
Berenson Acquisition Corp. Founder Shares(c)(g)		1,827	0
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) (Cost $7)			0

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 0.3%		Shares
First American Treasury Obligations Fund - Class X - Class X, 5.29%(h)		258,203	258,203

Commercial Paper - 5.9%		Par
Information — 2.0%
Global Payments, Inc., 6.13%, 01/29/2024(i)		2,000,000	1,989,542

Manufacturing — 2.5%
FMC Corp., 6.19%, 01/12/2024(i)		1,446,000	1,442,593
Jabil, Inc., 6.11%, 01/05/2024(i)		1,106,000	1,104,694
			2,547,287

Retail Trade — 1.4%
Walgreens Boots Alliance, Inc., 6.37%, 01/10/2024(i)		1,397,000	1,394,203
			5,931,032
TOTAL SHORT-TERM INVESTMENTS (Cost $6,192,193)			6,189,235

TOTAL INVESTMENTS - 97.8% (Cost $98,341,810)			$98,008,168
Other Assets in Excess of Liabilities - 2.2%			2,197,362
TOTAL NET ASSETS - 100.0%			$100,205,530

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.

EURIBOR – Euro-Interbank Offer Rate
NIBOR – Norwegian Interbank Offer Rate
SOFR - Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offer Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $37,086,291 or 37.0% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $925,650 or 0.9% of net assets as of December 31, 2023.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(e)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(i)	The rate shown is the effective yield.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
as of December 31, 2023 (Unaudited)

Settlement Date	Currency to be Received		Currency to be Delivered		Counterparty	Unrealized Appreciation (Depreciation)

1/12/2024	USD	4,677,092	EUR	4,289,000	U.S. Bancorp Investments, Inc.	$(60,501)
1/12/2024	USD	2,326,164	NOK	25,060,000	U.S. Bancorp Investments, Inc.	(141,320)
1/12/2024	USD	559,372	SEK	5,765,000	U.S. Bancorp Investments, Inc.	(12,547)
						$(214,368)
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2023:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$67,225,121	$-	$67,225,121
Collateralized Mortgage Obligations	-	9,779,114	-	9,779,114
Asset-Backed Securities	-	9,348,406	-	9,348,406
Convertible Bonds	-	1,954,045	925,650	2,879,695
Bank Loans	-	2,586,510	-	2,586,510
Warrants	87	-	-	87
Short-Term Investments	258,203	5,931,032	-	6,189,235
Total Assets	$258,290	$96,824,228	$925,650	$98,008,168

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(214,368)	$-	$(214,368)
Total Other Financial Instruments	$-	$(214,368)	$-	$(214,368)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2023	$925,650	$-
Purchases	-	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfer in/(out) of Level 3	-	-
Ending Balance - December 31, 2023	$925,650	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value December 31, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds	$925,650	Liquidation analysis	Yield to maturity	21.60%
Special Purpose Acquisition Companies*	$-	Market comparable	Market price of similar asset	$0

* Table presents information for one security, which has been valued at $0.00 throughout the period.